Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund II
Entity Central Index Key	0000831016
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
VIP International Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 686,620,472
Holdings Count | shares	64
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.4 Information Technology 21.9 Financials 20.6 Consumer Discretionary 11.5 Health Care 6.0 Materials 5.9 Consumer Staples 3.0 Communication Services 1.6 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 17.1 France 14.1 United Kingdom 13.2 Canada 9.0 India 8.3 Japan 7.8 Netherlands 6.4 Switzerland 4.7 Taiwan 4.4 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.4 Novo Nordisk A/S Series B 3.2 ASML Holding NV 3.1 SAP SE 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.0 HDFC Bank Ltd/Gandhinagar 1.9 Constellation Software Inc/Canada 1.8 RELX PLC 1.8 ICICI Bank Ltd 1.7 24.5
VIP Emerging Markets Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 1,089,799,271
Holdings Count | shares	53
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.7 Information Technology 19.8 Consumer Discretionary 12.6 Industrials 10.1 Materials 9.9 Communication Services 9.7 Health Care 4.5 Consumer Staples 4.5 Energy 4.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) China 28.3 Taiwan 15.2 Korea (South) 13.6 India 9.7 South Africa 5.0 Brazil 4.2 Mexico 3.4 United States 2.9 Greece 2.7 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Tencent Holdings Ltd 7.9 Samsung Electronics Co Ltd 7.5 China Life Insurance Co Ltd H Shares 3.1 Haier Smart Home Co Ltd A Shares (China) 2.9 National Bank of Greece SA 2.7 Barrick Gold Corp (United States) 2.7 Korea Aerospace Industries Ltd 2.6 Wal-Mart de Mexico SAB de CV 2.5 Meituan B Shares 2.3 44.5
VIP International Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 592,363,724
Holdings Count | shares	2,265
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$592,363,724
Number of Holdings	2,265
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 14.0 Information Technology 13.5 Consumer Discretionary 10.3 Health Care 8.4 Materials 6.7 Consumer Staples 6.4 Energy 5.0 Communication Services 5.0 Utilities 2.8 Real Estate 1.7 Common Stocks 95.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Japan 16.3 United States 10.3 United Kingdom 6.8 Canada 6.8 Taiwan 5.7 China 5.7 France 5.2 Germany 4.8 Australia 4.7 Others 33.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.6 Novo Nordisk A/S Series B 1.7 ASML Holding NV 1.5 Samsung Electronics Co Ltd 1.1 Tencent Holdings Ltd 1.1 Nestle SA 1.0 Toyota Motor Corp 1.0 Astrazeneca PLC 0.8 Shell PLC 0.8 Novartis AG 0.8 12.4
VIP Disciplined Small Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 386,290,940
Holdings Count | shares	561
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.1 Financials 15.2 Information Technology 15.1 Health Care 15.0 Consumer Discretionary 10.3 Energy 6.1 Materials 5.0 Real Estate 4.4 Consumer Staples 3.5 Communication Services 2.9 Utilities 2.1 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Thailand 0.9 Ireland 0.8 Puerto Rico 0.6 Monaco 0.3 Canada 0.3 Norway 0.1 Bermuda 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abercrombie & Fitch Co Class A 1.0 Fabrinet 0.9 SPS Commerce Inc 0.9 Carpenter Technology Corp 0.9 Applied Industrial Technologies Inc 0.8 Taylor Morrison Home Corp 0.8 Murphy Oil Corp 0.8 EnerSys 0.8 Sanmina Corp 0.8 Belden Inc 0.7 8.4
VIP Contrafund Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.57%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Net Assets	$ 24,513,609,977
Holdings Count | shares	374
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Communication Services 16.7 Health Care 13.5 Financials 12.4 Consumer Discretionary 10.6 Industrials 8.1 Consumer Staples 2.2 Energy 1.8 Materials 1.2 Utilities 0.7 Common Stocks 98.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Canada 1.3 Korea (South) 0.4 Switzerland 0.2 United Kingdom 0.2 Netherlands 0.2 Taiwan 0.2 China 0.2 Brazil 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.6 Microsoft Corp 9.0 Meta Platforms Inc Class A 8.0 Alphabet Inc Class C 6.5 Amazon.com Inc 5.0 Apple Inc 4.4 Eli Lilly & Co 4.2 Berkshire Hathaway Inc Class B 4.0 Netflix Inc 1.6 Regeneron Pharmaceuticals Inc 1.6 53.9
VIP Emerging Markets Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 1,089,799,271
Holdings Count | shares	53
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.7 Information Technology 19.8 Consumer Discretionary 12.6 Industrials 10.1 Materials 9.9 Communication Services 9.7 Health Care 4.5 Consumer Staples 4.5 Energy 4.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) China 28.3 Taiwan 15.2 Korea (South) 13.6 India 9.7 South Africa 5.0 Brazil 4.2 Mexico 3.4 United States 2.9 Greece 2.7 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Tencent Holdings Ltd 7.9 Samsung Electronics Co Ltd 7.5 China Life Insurance Co Ltd H Shares 3.1 Haier Smart Home Co Ltd A Shares (China) 2.9 National Bank of Greece SA 2.7 Barrick Gold Corp (United States) 2.7 Korea Aerospace Industries Ltd 2.6 Wal-Mart de Mexico SAB de CV 2.5 Meituan B Shares 2.3 44.5
VIP Emerging Markets Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 1,089,799,271
Holdings Count | shares	53
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.7 Information Technology 19.8 Consumer Discretionary 12.6 Industrials 10.1 Materials 9.9 Communication Services 9.7 Health Care 4.5 Consumer Staples 4.5 Energy 4.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) China 28.3 Taiwan 15.2 Korea (South) 13.6 India 9.7 South Africa 5.0 Brazil 4.2 Mexico 3.4 United States 2.9 Greece 2.7 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Tencent Holdings Ltd 7.9 Samsung Electronics Co Ltd 7.5 China Life Insurance Co Ltd H Shares 3.1 Haier Smart Home Co Ltd A Shares (China) 2.9 National Bank of Greece SA 2.7 Barrick Gold Corp (United States) 2.7 Korea Aerospace Industries Ltd 2.6 Wal-Mart de Mexico SAB de CV 2.5 Meituan B Shares 2.3 44.5
VIP Extended Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 224,779,763
Holdings Count | shares	2,113
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$224,779,763
Number of Holdings	2,113
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.0 Consumer Discretionary 12.6 Health Care 12.2 Information Technology 11.4 Real Estate 6.4 Materials 5.2 Energy 5.0 Consumer Staples 4.0 Communication Services 3.0 Utilities 2.4 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 98.2 United Kingdom 0.4 Puerto Rico 0.3 Bermuda 0.2 Thailand 0.2 Sweden 0.1 Belgium 0.1 Switzerland 0.1 Monaco 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Pure Storage Inc Class A 0.4 EMCOR Group Inc 0.4 Lennox International Inc 0.4 Owens Corning 0.4 Manhattan Associates Inc 0.4 Eqt Corp 0.4 United Therapeutics Corp 0.4 Sarepta Therapeutics Inc 0.4 Watsco Inc 0.4 NRG Energy Inc 0.3 3.9
VIP Extended Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 224,779,763
Holdings Count | shares	2,113
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$224,779,763
Number of Holdings	2,113
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.0 Consumer Discretionary 12.6 Health Care 12.2 Information Technology 11.4 Real Estate 6.4 Materials 5.2 Energy 5.0 Consumer Staples 4.0 Communication Services 3.0 Utilities 2.4 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 98.2 United Kingdom 0.4 Puerto Rico 0.3 Bermuda 0.2 Thailand 0.2 Sweden 0.1 Belgium 0.1 Switzerland 0.1 Monaco 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Pure Storage Inc Class A 0.4 EMCOR Group Inc 0.4 Lennox International Inc 0.4 Owens Corning 0.4 Manhattan Associates Inc 0.4 Eqt Corp 0.4 United Therapeutics Corp 0.4 Sarepta Therapeutics Inc 0.4 Watsco Inc 0.4 NRG Energy Inc 0.3 3.9
VIP Total Market Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 1,015,957,312
Holdings Count | shares	2,622
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,015,957,312
Number of Holdings	2,622
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 12.6 Health Care 11.4 Consumer Discretionary 9.9 Industrials 9.1 Communication Services 8.5 Consumer Staples 5.3 Energy 3.6 Real Estate 2.5 Materials 2.4 Utilities 2.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 China 0.2 United Kingdom 0.0 Canada 0.0 Puerto Rico 0.0 Bermuda 0.0 Thailand 0.0 Sweden 0.0 Belgium 0.0 Others 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.3 NVIDIA Corp 5.8 Apple Inc 5.7 Amazon.com Inc 3.3 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 2.0 Alphabet Inc Class C 1.7 Berkshire Hathaway Inc Class B 1.5 Eli Lilly & Co 1.4 Broadcom Inc 1.4 31.3
VIP Disciplined Small Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 386,290,940
Holdings Count | shares	561
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.1 Financials 15.2 Information Technology 15.1 Health Care 15.0 Consumer Discretionary 10.3 Energy 6.1 Materials 5.0 Real Estate 4.4 Consumer Staples 3.5 Communication Services 2.9 Utilities 2.1 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Thailand 0.9 Ireland 0.8 Puerto Rico 0.6 Monaco 0.3 Canada 0.3 Norway 0.1 Bermuda 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abercrombie & Fitch Co Class A 1.0 Fabrinet 0.9 SPS Commerce Inc 0.9 Carpenter Technology Corp 0.9 Applied Industrial Technologies Inc 0.8 Taylor Morrison Home Corp 0.8 Murphy Oil Corp 0.8 EnerSys 0.8 Sanmina Corp 0.8 Belden Inc 0.7 8.4
VIP International Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 592,363,724
Holdings Count | shares	2,265
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$592,363,724
Number of Holdings	2,265
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 14.0 Information Technology 13.5 Consumer Discretionary 10.3 Health Care 8.4 Materials 6.7 Consumer Staples 6.4 Energy 5.0 Communication Services 5.0 Utilities 2.8 Real Estate 1.7 Common Stocks 95.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Japan 16.3 United States 10.3 United Kingdom 6.8 Canada 6.8 Taiwan 5.7 China 5.7 France 5.2 Germany 4.8 Australia 4.7 Others 33.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.6 Novo Nordisk A/S Series B 1.7 ASML Holding NV 1.5 Samsung Electronics Co Ltd 1.1 Tencent Holdings Ltd 1.1 Nestle SA 1.0 Toyota Motor Corp 1.0 Astrazeneca PLC 0.8 Shell PLC 0.8 Novartis AG 0.8 12.4
VIP Extended Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Extended Market Index Portfolio
Class Name	VIP Extended Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Extended Market Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 224,779,763
Holdings Count | shares	2,113
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$224,779,763
Number of Holdings	2,113
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 16.0 Consumer Discretionary 12.6 Health Care 12.2 Information Technology 11.4 Real Estate 6.4 Materials 5.2 Energy 5.0 Consumer Staples 4.0 Communication Services 3.0 Utilities 2.4 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 98.2 United Kingdom 0.4 Puerto Rico 0.3 Bermuda 0.2 Thailand 0.2 Sweden 0.1 Belgium 0.1 Switzerland 0.1 Monaco 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Pure Storage Inc Class A 0.4 EMCOR Group Inc 0.4 Lennox International Inc 0.4 Owens Corning 0.4 Manhattan Associates Inc 0.4 Eqt Corp 0.4 United Therapeutics Corp 0.4 Sarepta Therapeutics Inc 0.4 Watsco Inc 0.4 NRG Energy Inc 0.3 3.9
VIP Disciplined Small Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 386,290,940
Holdings Count | shares	561
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.1 Financials 15.2 Information Technology 15.1 Health Care 15.0 Consumer Discretionary 10.3 Energy 6.1 Materials 5.0 Real Estate 4.4 Consumer Staples 3.5 Communication Services 2.9 Utilities 2.1 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Thailand 0.9 Ireland 0.8 Puerto Rico 0.6 Monaco 0.3 Canada 0.3 Norway 0.1 Bermuda 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abercrombie & Fitch Co Class A 1.0 Fabrinet 0.9 SPS Commerce Inc 0.9 Carpenter Technology Corp 0.9 Applied Industrial Technologies Inc 0.8 Taylor Morrison Home Corp 0.8 Murphy Oil Corp 0.8 EnerSys 0.8 Sanmina Corp 0.8 Belden Inc 0.7 8.4
VIP Contrafund Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 24,513,609,977
Holdings Count | shares	374
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Communication Services 16.7 Health Care 13.5 Financials 12.4 Consumer Discretionary 10.6 Industrials 8.1 Consumer Staples 2.2 Energy 1.8 Materials 1.2 Utilities 0.7 Common Stocks 98.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Canada 1.3 Korea (South) 0.4 Switzerland 0.2 United Kingdom 0.2 Netherlands 0.2 Taiwan 0.2 China 0.2 Brazil 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.6 Microsoft Corp 9.0 Meta Platforms Inc Class A 8.0 Alphabet Inc Class C 6.5 Amazon.com Inc 5.0 Apple Inc 4.4 Eli Lilly & Co 4.2 Berkshire Hathaway Inc Class B 4.0 Netflix Inc 1.6 Regeneron Pharmaceuticals Inc 1.6 53.9
VIP Emerging Markets Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Emerging Markets Portfolio
Class Name	VIP Emerging Markets Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Emerging Markets Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 1,089,799,271
Holdings Count | shares	53
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,089,799,271
Number of Holdings	53
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.7 Information Technology 19.8 Consumer Discretionary 12.6 Industrials 10.1 Materials 9.9 Communication Services 9.7 Health Care 4.5 Consumer Staples 4.5 Energy 4.3 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) China 28.3 Taiwan 15.2 Korea (South) 13.6 India 9.7 South Africa 5.0 Brazil 4.2 Mexico 3.4 United States 2.9 Greece 2.7 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.3 Tencent Holdings Ltd 7.9 Samsung Electronics Co Ltd 7.5 China Life Insurance Co Ltd H Shares 3.1 Haier Smart Home Co Ltd A Shares (China) 2.9 National Bank of Greece SA 2.7 Barrick Gold Corp (United States) 2.7 Korea Aerospace Industries Ltd 2.6 Wal-Mart de Mexico SAB de CV 2.5 Meituan B Shares 2.3 44.5
VIP Contrafund Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.82%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%
Net Assets	$ 24,513,609,977
Holdings Count | shares	374
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Communication Services 16.7 Health Care 13.5 Financials 12.4 Consumer Discretionary 10.6 Industrials 8.1 Consumer Staples 2.2 Energy 1.8 Materials 1.2 Utilities 0.7 Common Stocks 98.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Canada 1.3 Korea (South) 0.4 Switzerland 0.2 United Kingdom 0.2 Netherlands 0.2 Taiwan 0.2 China 0.2 Brazil 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.6 Microsoft Corp 9.0 Meta Platforms Inc Class A 8.0 Alphabet Inc Class C 6.5 Amazon.com Inc 5.0 Apple Inc 4.4 Eli Lilly & Co 4.2 Berkshire Hathaway Inc Class B 4.0 Netflix Inc 1.6 Regeneron Pharmaceuticals Inc 1.6 53.9
VIP Index 500 Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 15,544,020,060
Holdings Count | shares	507
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$15,544,020,060
Number of Holdings	507
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Financials 12.4 Health Care 11.6 Consumer Discretionary 9.9 Communication Services 9.3 Industrials 8.1 Consumer Staples 5.7 Energy 3.6 Utilities 2.2 Materials 2.1 Real Estate 2.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 99.9 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 NVIDIA Corp 6.7 Apple Inc 6.6 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.5 Alphabet Inc Class A 2.3 Alphabet Inc Class C 1.9 Berkshire Hathaway Inc Class B 1.7 Eli Lilly & Co 1.6 Broadcom Inc 1.5 35.9
VIP Total Market Index Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
Net Assets	$ 1,015,957,312
Holdings Count | shares	2,622
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,015,957,312
Number of Holdings	2,622
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 12.6 Health Care 11.4 Consumer Discretionary 9.9 Industrials 9.1 Communication Services 8.5 Consumer Staples 5.3 Energy 3.6 Real Estate 2.5 Materials 2.4 Utilities 2.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 China 0.2 United Kingdom 0.0 Canada 0.0 Puerto Rico 0.0 Bermuda 0.0 Thailand 0.0 Sweden 0.0 Belgium 0.0 Others 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.3 NVIDIA Corp 5.8 Apple Inc 5.7 Amazon.com Inc 3.3 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 2.0 Alphabet Inc Class C 1.7 Berkshire Hathaway Inc Class B 1.5 Eli Lilly & Co 1.4 Broadcom Inc 1.4 31.3
VIP International Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 686,620,472
Holdings Count | shares	64
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.4 Information Technology 21.9 Financials 20.6 Consumer Discretionary 11.5 Health Care 6.0 Materials 5.9 Consumer Staples 3.0 Communication Services 1.6 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 17.1 France 14.1 United Kingdom 13.2 Canada 9.0 India 8.3 Japan 7.8 Netherlands 6.4 Switzerland 4.7 Taiwan 4.4 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.4 Novo Nordisk A/S Series B 3.2 ASML Holding NV 3.1 SAP SE 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.0 HDFC Bank Ltd/Gandhinagar 1.9 Constellation Software Inc/Canada 1.8 RELX PLC 1.8 ICICI Bank Ltd 1.7 24.5
VIP Index 500 Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 15,544,020,060
Holdings Count | shares	507
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$15,544,020,060
Number of Holdings	507
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Financials 12.4 Health Care 11.6 Consumer Discretionary 9.9 Communication Services 9.3 Industrials 8.1 Consumer Staples 5.7 Energy 3.6 Utilities 2.2 Materials 2.1 Real Estate 2.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 99.9 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 NVIDIA Corp 6.7 Apple Inc 6.6 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.5 Alphabet Inc Class A 2.3 Alphabet Inc Class C 1.9 Berkshire Hathaway Inc Class B 1.7 Eli Lilly & Co 1.6 Broadcom Inc 1.5 35.9
VIP Contrafund Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Contrafund℠ Portfolio
Class Name	VIP Contrafund℠ Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Contrafund℠ Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
Net Assets	$ 24,513,609,977
Holdings Count | shares	374
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$24,513,609,977
Number of Holdings	374
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Communication Services 16.7 Health Care 13.5 Financials 12.4 Consumer Discretionary 10.6 Industrials 8.1 Consumer Staples 2.2 Energy 1.8 Materials 1.2 Utilities 0.7 Common Stocks 98.3 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Canada 1.3 Korea (South) 0.4 Switzerland 0.2 United Kingdom 0.2 Netherlands 0.2 Taiwan 0.2 China 0.2 Brazil 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 9.6 Microsoft Corp 9.0 Meta Platforms Inc Class A 8.0 Alphabet Inc Class C 6.5 Amazon.com Inc 5.0 Apple Inc 4.4 Eli Lilly & Co 4.2 Berkshire Hathaway Inc Class B 4.0 Netflix Inc 1.6 Regeneron Pharmaceuticals Inc 1.6 53.9
VIP International Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 686,620,472
Holdings Count | shares	64
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.4 Information Technology 21.9 Financials 20.6 Consumer Discretionary 11.5 Health Care 6.0 Materials 5.9 Consumer Staples 3.0 Communication Services 1.6 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 17.1 France 14.1 United Kingdom 13.2 Canada 9.0 India 8.3 Japan 7.8 Netherlands 6.4 Switzerland 4.7 Taiwan 4.4 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.4 Novo Nordisk A/S Series B 3.2 ASML Holding NV 3.1 SAP SE 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.0 HDFC Bank Ltd/Gandhinagar 1.9 Constellation Software Inc/Canada 1.8 RELX PLC 1.8 ICICI Bank Ltd 1.7 24.5
VIP International Index Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Index Portfolio
Class Name	VIP International Index Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 592,363,724
Holdings Count | shares	2,265
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$592,363,724
Number of Holdings	2,265
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 14.0 Information Technology 13.5 Consumer Discretionary 10.3 Health Care 8.4 Materials 6.7 Consumer Staples 6.4 Energy 5.0 Communication Services 5.0 Utilities 2.8 Real Estate 1.7 Common Stocks 95.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Japan 16.3 United States 10.3 United Kingdom 6.8 Canada 6.8 Taiwan 5.7 China 5.7 France 5.2 Germany 4.8 Australia 4.7 Others 33.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.6 Novo Nordisk A/S Series B 1.7 ASML Holding NV 1.5 Samsung Electronics Co Ltd 1.1 Tencent Holdings Ltd 1.1 Nestle SA 1.0 Toyota Motor Corp 1.0 Astrazeneca PLC 0.8 Shell PLC 0.8 Novartis AG 0.8 12.4
VIP Index 500 Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Index 500 Portfolio
Class Name	VIP Index 500 Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Index 500 Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Net Assets	$ 15,544,020,060
Holdings Count | shares	507
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$15,544,020,060
Number of Holdings	507
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Financials 12.4 Health Care 11.6 Consumer Discretionary 9.9 Communication Services 9.3 Industrials 8.1 Consumer Staples 5.7 Energy 3.6 Utilities 2.2 Materials 2.1 Real Estate 2.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 99.9 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 NVIDIA Corp 6.7 Apple Inc 6.6 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.5 Alphabet Inc Class A 2.3 Alphabet Inc Class C 1.9 Berkshire Hathaway Inc Class B 1.7 Eli Lilly & Co 1.6 Broadcom Inc 1.5 35.9
VIP Disciplined Small Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Disciplined Small Cap Portfolio
Class Name	VIP Disciplined Small Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Disciplined Small Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 386,290,940
Holdings Count | shares	561
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$386,290,940
Number of Holdings	561
Portfolio Turnover	87%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.1 Financials 15.2 Information Technology 15.1 Health Care 15.0 Consumer Discretionary 10.3 Energy 6.1 Materials 5.0 Real Estate 4.4 Consumer Staples 3.5 Communication Services 2.9 Utilities 2.1 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) United States 97.0 Thailand 0.9 Ireland 0.8 Puerto Rico 0.6 Monaco 0.3 Canada 0.3 Norway 0.1 Bermuda 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abercrombie & Fitch Co Class A 1.0 Fabrinet 0.9 SPS Commerce Inc 0.9 Carpenter Technology Corp 0.9 Applied Industrial Technologies Inc 0.8 Taylor Morrison Home Corp 0.8 Murphy Oil Corp 0.8 EnerSys 0.8 Sanmina Corp 0.8 Belden Inc 0.7 8.4
VIP International Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP International Capital Appreciation Portfolio
Class Name	VIP International Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP International Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 686,620,472
Holdings Count | shares	64
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$686,620,472
Number of Holdings	64
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 27.4 Information Technology 21.9 Financials 20.6 Consumer Discretionary 11.5 Health Care 6.0 Materials 5.9 Consumer Staples 3.0 Communication Services 1.6 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 17.1 France 14.1 United Kingdom 13.2 Canada 9.0 India 8.3 Japan 7.8 Netherlands 6.4 Switzerland 4.7 Taiwan 4.4 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.4 Novo Nordisk A/S Series B 3.2 ASML Holding NV 3.1 SAP SE 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.0 HDFC Bank Ltd/Gandhinagar 1.9 Constellation Software Inc/Canada 1.8 RELX PLC 1.8 ICICI Bank Ltd 1.7 24.5
VIP Total Market Index Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Total Market Index Portfolio
Class Name	VIP Total Market Index Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Total Market Index Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 1,015,957,312
Holdings Count | shares	2,622
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,015,957,312
Number of Holdings	2,622
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.1 Financials 12.6 Health Care 11.4 Consumer Discretionary 9.9 Industrials 9.1 Communication Services 8.5 Consumer Staples 5.3 Energy 3.6 Real Estate 2.5 Materials 2.4 Utilities 2.1 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 China 0.2 United Kingdom 0.0 Canada 0.0 Puerto Rico 0.0 Bermuda 0.0 Thailand 0.0 Sweden 0.0 Belgium 0.0 Others 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.3 NVIDIA Corp 5.8 Apple Inc 5.7 Amazon.com Inc 3.3 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 2.0 Alphabet Inc Class C 1.7 Berkshire Hathaway Inc Class B 1.5 Eli Lilly & Co 1.4 Broadcom Inc 1.4 31.3